INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Insurance Group Statutory Financial Information [Abstract]
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

19)       INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve (“AVR”) totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

	December 31,
	2011	2010	2009

	(In Millions)

Net change in statutory surplus and capital stock	$824	$685	$(39)
Change in AVR	(211)	(291)	289
Net change in statutory surplus, capital stock and AVR	613	394	250
Adjustments:
Future policy benefits and policyholders' account balances	(270)	(61)	(5,995)
DAC	(2,861)	981	646
Deferred income taxes	(1,272)	(1,089)	1,242
Valuation of investments	16	145	(659)
Valuation of investment subsidiary	590	366	(579)
Increase (decrease) in the fair value of the reinsurance contract asset	5,941	2,350	(2,566)
Pension adjustment	111	56	17
Premiums and benefits ceded to AXA Bermuda	(156)	(1,099)	5,541
Shareholder dividends paid	379	300	-
Changes in non-admitted assets	(154)	(64)	29
Other, net	(10)	(55)	(33)
U.S. GAAP adjustments for Wind-up Annuities	-	-	(195)
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable	$2,927	$2,224	$(2,302)

	December 31,
	2011	2010	2009

	(In Millions)

Statutory surplus and capital stock	$4,625	$3,801	$3,116
AVR	220	431	722
Statutory surplus, capital stock and AVR	4,845	4,232	3,838
Adjustments:
Future policy benefits and policyholders' account balances	(2,456)	(2,015)	(1,464)
DAC	3,545	6,503	5,601
Deferred income taxes	(5,357)	(4,117)	(2,953)
Valuation of investments	2,266	1,658	673
Valuation of investment subsidiary	231	(657)	(1,019)
Fair value of reinsurance contracts	10,547	4,606	2,256
Deferred cost of insurance ceded to AXA Bermuda	2,693	2,904	3,178
Non-admitted assets	510	761	1,036
Issuance of surplus notes	(1,525)	(1,525)	(1,525)
Other, net	(459)	(521)	(152)
U.S. GAAP Total Equity Attributable to AXA Equitable	$14,840	$11,829	$9,469